Financial Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Designated | Interest Rate Swap | Level 2 | Accrued Expenses
Derivatives, Fair Value [Line Items]
Unrealized Losses	$ 2,358	$ 2,124